Stock-based Compensation Plans - Performance Share Unit Plans (Details) - PSUs CAD / shares in Units, CAD in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017 CAD CAD / shares shares	Jun. 30, 2017 CAD / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)		728,552
Unit with underlying value equivalent to common shares		1.0
Award vesting period		3 years
Granted in 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards paid out, weighted average exercise price (cad per share) | CAD / shares	CAD 41.46	CAD 41.46
Total paid out to senior management | CAD	CAD 13
Senior management | Granted in 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards paid out (shares)	281,794
Minimum | Granted in 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout (percent)	106.00%
Maximum | Granted in 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout (percent)	113.00%
PSU 2015 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated payout (percent)		97.00%
PSU 2015 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated payout (percent)		109.00%